CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash	$ 4,381,643	$ 786,823	$ 10,116
Accounts receivable, net of allowance for doubtful accounts of $23,046 at March 31, 2018 and $26,046 at December 31, 2017	1,201,117	166,731	0
Due from related parties	14,204	18,461	0
Vendor notes receivable, net of allowance for doubtful collection of $360,993	0	0	2,585,000
Vendor advances receivable	0	0	89,934
Inventories, at lower cost or market, principally average cost method	2,405,007	1,792,314	219,105
Prepaid expense	321,074	254,732	0
Total current assets	8,323,045	3,019,061	2,904,155
Equipment, net of accumulated depreciation of $113,158 at March 31, 2018 and $77,861 at December 31, 2017	1,241,326	769,442	0
Other Assets:
Deposits	16,300	0	0
Licensing agreements, net of accumulated amortization of $58,333 at March 31, 2018 and $45,833 at December 31, 2017	191,667	204,167	125,000
Patents, net of accumulated amortization of $49,627 at March 31, 2018 and $25,166 at December 31, 2017	900,373	924,834	0
TOTAL ASSETS	10,672,711	4,917,504	3,029,155
Current liabilities:
Accounts payable	479,465	476,893	57,995
Accrued liabilities	541,210	254,774	0
Convertible note payable, net of debt discount of $356,250 at December 31, 2016	0	1,575,000	1,518,750
Note payable - related party	0	100,000	960,000
Insurance premium note payable	99,907	6,880	0
Total current liabilities	1,120,582	2,413,547	2,536,745
Shareholders' Equity:
Common stock, $0.001 par value, 100,000,000 shares authorized; 28,394,503, 22,487,793 and 15,754,000 shares issued March 31, 2018, December 31, 2017 and 2016, respectivelyand outstanding at	28,394	22,488	15,754
Additional paid-in capital	17,264,888	8,430,394	799,180
Stock subscription receivable	0	(5,000)	(167,500)
Accumulated (Deficit)	(7,741,153)	(5,943,925)	(155,024)
Total Shareholders' Equity	9,552,129	2,503,957	492,410
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 10,672,711	$ 4,917,504	$ 3,029,155